Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

(CHF in millions)	Leasehold improvements	Trade tools	Production equipment	Furniture and fixtures	Other	Total

Cost as of January 1, 2023	49.7	10.7	12.9	13.5	11.0	97.8
Accumulated Depreciation as of January 1, 2023	(5.0)	(5.4)	(5.3)	(1.4)	(3.4)	(20.6)
Net book value as of January 1, 2023	44.7	5.3	7.5	12.1	7.6	77.2

Twelve month period ended December 31, 2023
Opening net book value	44.7	5.3	7.5	12.1	7.6	77.2
Additions	15.1	3.8	8.8	7.4	7.7	42.8
Disposals	(0.3)	—	—	(0.1)	(0.1)	(0.5)
Depreciation	(7.4)	(2.5)	(7.0)	(2.1)	(2.9)	(21.9)
Exchange difference	(2.5)	(0.4)	—	(0.8)	(0.3)	(4.0)
Net book value as of December 31, 2023	49.6	6.1	9.4	16.5	11.9	93.6

Cost as of December 31, 2023	61.2	13.6	21.7	19.9	18.1	134.5
Accumulated Depreciation as of December 31, 2023	(11.6)	(7.5)	(12.3)	(3.4)	(6.2)	(41.0)
Net book value as of December 31, 2023	49.6	6.1	9.4	16.5	11.9	93.6

Twelve month period ended December 31, 2024
Opening net book value	49.6	6.1	9.4	16.5	11.9	93.6
Additions	35.1	0.9	10.7	11.2	7.2	65.1
Disposals	(0.5)	—	—	(0.2)	(0.1)	(0.7)
Depreciation	(14.1)	(2.9)	(8.4)	(4.0)	(3.6)	(33.1)
Exchange difference	1.5	0.2	—	0.6	—	2.3
Net book value as of December 31, 2024	71.7	4.3	11.8	24.1	15.4	127.2

Cost as of December 31, 2024	97.3	14.9	32.4	31.5	25.0	201.2
Accumulated Depreciation as of December 31, 2024	(25.7)	(10.6)	(20.7)	(7.4)	(9.6)	(74.0)
Net book value as of December 31, 2024	71.7	4.3	11.8	24.1	15.4	127.2